Stock - Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employee Stock Option - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	217,643,568	64,983,834	108,428,330
Equity shares allocated for grant under the plan	0	190,000,000
Options granted	(39,333,316)	(46,293,320)	(48,769,380)
Forfeited/lapsed	7,576,028	8,953,054	5,324,884
Options available to be granted, end of period	185,886,280	217,643,568	64,983,834